Income tax (Schedule of Net Operating Tax Loss Carry Forwards) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 301,227
2018
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	9,362
2019
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	14,323
2020
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	72,556
2021
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	69,190
2022
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 135,796